AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 60.6%
	United States Treasury Bill
$5,000,000	0.000%, 8/3/2023	$4,978,065
5,000,000	0.000%, 10/5/2023	4,932,370
	TOTAL U.S. TREASURY BILLS
	(Cost $9,918,561)	9,910,435

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 22.6%
	CALL OPTIONS — 22.6%
3,913	Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $942.56, Exercise Price: $0.0001, Notional Amount: $39, Expiration Date: September 15, 2024[1]	3,688,108
	TOTAL CALL OPTIONS
	(Cost $2,945,500)	3,688,108
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,945,500)	3,688,108

Number of Shares
	SHORT-TERM INVESTMENTS — 12.6%
2,059,714	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.98%[2]	2,059,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,059,714)	2,059,714
	TOTAL INVESTMENTS — 95.8%
	(Cost $14,923,775)	15,658,257
	Other Assets in Excess of Liabilities — 4.2%	690,692
	TOTAL NET ASSETS — 100.0%	$16,348,949

[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.